Advances to Suppliers and Other (Tables)	12 Months Ended
Dec. 31, 2022
Advances to Suppliers [Abstract]
Schedule of advances to suppliers
	2022	2021
Advance to suppliers	$515,137	$2,112,852
Advance payment for potential land purchase	4,201,354	-
Total	4,716,491	2,112,852

Schedule of advance to suppliers relating to oversea land purchase
Advance payment for land purchase	$4,000,000
Advance on refundable consulting fee	200,000
Advance payment for travelling and hotel expenses	1,354
Total	$4,201,354